Investment Objectives and Goals - Potomac Tactically Passive Fund	Feb. 11, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section – Potomac Tactically Passive Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Potomac Tactically Passive Fund (the “Fund”) seeks long-term capital appreciation.